Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment Text Block [Abstract]
Acquired property, plant and equipment cost	£ 80.7	£ 51.0
Recognised property, plant and equipment on acquisition	7.3	56.1
Sale and leaseback transaction	13.5
Statement of profit or loss within administrative expenses	£ 1.9